Financial information of geographical area (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial information of geographical area [Line Items]
Operating income		₩ 4,929,736	₩ 5,046,250	₩ 4,499,414
Non-current assets	[1]	10,085,551	10,130,652
Domestic
Financial information of geographical area [Line Items]
Operating income		4,436,252	4,378,239	4,023,916
Non-current assets	[1]	9,734,468	9,816,600
Overseas
Financial information of geographical area [Line Items]
Operating income		493,484	668,011	₩ 475,498
Non-current assets	[1]	₩ 351,083	₩ 314,052

[1]	Non-current assets comprise property and equipment, intangible assets and investment properties.